UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-4264

Name of Fund: Merrill Lynch California Insured Municipal Bond fund of
              Merrill Lynch California Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch California Insured Municipal Bond fund of Merrill Lynch California Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of May 31, 2006                        (in Thousands)

                 Face
               Amount   Municipal Bonds                                                                                    Value
----------------------------------------------------------------------------------------------------------------------------------
California -  $ 2,625   ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's Hospital
93.8%                   Medical Center), 6% due 12/01/2029 (a)                                                           $   2,829
              --------------------------------------------------------------------------------------------------------------------
                3,750   Alameda, California, Public Financing Authority, Local Agency Special Tax Revenue Bonds
                        (Community Facility Number 1), Series A, 7% due 8/01/2019                                            3,841
              --------------------------------------------------------------------------------------------------------------------
                3,600   Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien, Series A,
                        5.25% due 10/01/2021 (g)                                                                             3,778
              --------------------------------------------------------------------------------------------------------------------
                4,000   Anaheim, California, Public Financing Authority, Tax Allocation Revenue Refunding Bonds,
                        RITES, 9.02% due 12/28/2018 (g)(i)                                                                   4,482
              --------------------------------------------------------------------------------------------------------------------
                2,000   Bakersfield, California, COP, Refunding (Convention Center Expansion Project), 5.875%
                        due 4/01/2007 (g)(h)                                                                                 2,058
              --------------------------------------------------------------------------------------------------------------------
                2,935   Bay Area Government Association, California, Tax Allocation Revenue Bonds (California
                        Redevelopment Agency Pool), Series A, 5.125% due 9/01/2025 (j)                                       3,085
              --------------------------------------------------------------------------------------------------------------------
                  770   Bay Area Government Association, California, Tax Allocation Revenue Refunding Bonds
                        (California Redevelopment Agency Pool), Series A, 6% due 12/15/2024 (e)                                779
              --------------------------------------------------------------------------------------------------------------------
                9,000   California Educational Facilities Authority, Revenue Refunding Bonds, RIB, Series 413,
                        8.26% due 10/01/2026 (g)(i)                                                                          9,491
              --------------------------------------------------------------------------------------------------------------------
                1,025   California Educational Facilities Authority, Revenue Refunding Bonds (University of the
                        Pacific), 5.875% due 11/01/2020 (g)(h)                                                               1,113
              --------------------------------------------------------------------------------------------------------------------
               10,000   California Health Facilities Financing Authority Revenue Bonds, DRIVERS, Series 181,
                        7.217% due 6/01/2022 (e)(i)                                                                         11,024
              --------------------------------------------------------------------------------------------------------------------
                5,000   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente), RIB,
                        Series 26, 7.24% due 6/01/2022 (e)(i)                                                                5,512
              --------------------------------------------------------------------------------------------------------------------
                2,080   California Health Facilities Financing Authority Revenue Bonds (Sutter Health), Series A,
                        6.25% due 8/15/2035                                                                                  2,284
              --------------------------------------------------------------------------------------------------------------------
                2,355   California Health Facilities Financing Authority, Revenue Refunding Bonds (Catholic
                        Healthcare West), Series A, 6% due 7/01/2017 (g)                                                     2,406
              --------------------------------------------------------------------------------------------------------------------
                3,000   California State Public Works Board, Lease Revenue Bonds (Various Community College
                        Projects), Series A, 5.625% due 3/01/2016 (a)                                                        3,064
              --------------------------------------------------------------------------------------------------------------------
               10,000   California State Public Works Board, Lease Revenue Refunding Bonds (Department of
                        Corrections), Series B, 5.625% due 11/01/2019 (g)                                                   10,277
              --------------------------------------------------------------------------------------------------------------------
                1,500   California State Public Works Board, Lease Revenue Refunding Bonds (Various Community
                        College Project), Series B, 5.625% due 3/01/2019 (a)                                                 1,532
              --------------------------------------------------------------------------------------------------------------------
                6,000   California Statewide Communities Development Authority, COP, Refunding (Huntington Memorial
                        Hospital), 5.80% due 7/01/2006 (b)(h)                                                                6,131
              --------------------------------------------------------------------------------------------------------------------
                2,475   California Statewide Communities Development Authority, Health Facility Revenue Bonds
                        (Memorial Health Services), Series A, 6% due 10/01/2023                                              2,685
              --------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch California Insured Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax-Exempt Receipts
GO             General Obligation Bonds
RIB            Residual Interest Bonds
RITES          Residual Interest Tax-Exempt Securities
RITR           Residual Interest Trust Receipts
ROLS           Reset Option Long Securities

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of May 31, 2006                        (in Thousands)

                 Face
               Amount   Municipal Bonds                                                                                    Value
----------------------------------------------------------------------------------------------------------------------------------
              $ 1,720   Capistrano, California, Unified School District, Community Facility District, Special Tax
                        Bonds (Number 05-1 Rancho Madrina), 5.15% due 9/01/2029                                          $   1,724
              --------------------------------------------------------------------------------------------------------------------
                1,200   Capistrano, California, Unified School District, Community Facility District, Special Tax
                        Bonds (Number 90-2 Talega), 6% due 9/01/2013 (h)                                                     1,355
              --------------------------------------------------------------------------------------------------------------------
                1,000   Coachella Valley, California, Unified School District, Capital Appreciation, GO (Election
                        of 2005), Series A, 5.09% due 8/01/2030 (d)(l)                                                         301
              --------------------------------------------------------------------------------------------------------------------
                5,585   Contra Costa County, California, Public Financing Authority, Lease Revenue Refunding Bonds
                        (Various Capital Facilities), Series A, 5.35% due 8/01/2024 (g)                                      5,796
              --------------------------------------------------------------------------------------------------------------------
                2,065   Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2010 (h)                          2,373
              --------------------------------------------------------------------------------------------------------------------
                2,230   Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2011 (h)                          2,642
              --------------------------------------------------------------------------------------------------------------------
                2,410   Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2012 (h)                          2,928
              --------------------------------------------------------------------------------------------------------------------
                2,605   Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2013 (h)                          3,239
              --------------------------------------------------------------------------------------------------------------------
                2,810   Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2014 (h)                          3,563
              --------------------------------------------------------------------------------------------------------------------
                4,500   Corona, California, Department of Water and Power, COP, 5% due 9/01/2035 (g)                         4,607
              --------------------------------------------------------------------------------------------------------------------
                1,250   Cucamonga, California, County Water District, COP, Refunding, 5.50% due 9/01/2024 (d)                1,344
              --------------------------------------------------------------------------------------------------------------------
                1,000   Elk Grove, California, East Franklin Community Number 1 Special Tax, Series A, 6% due
                        8/01/2007 (h)                                                                                        1,061
              --------------------------------------------------------------------------------------------------------------------
                3,000   Etiwanda School District, California, Community Facilities District Number 8, Special Tax,
                        6.25% due 9/01/2032                                                                                  3,150
              --------------------------------------------------------------------------------------------------------------------
                2,545   Eureka, California, Union School District, GO (Election of 2002), 5.18% due 8/01/2029 (g)(l)           815
              --------------------------------------------------------------------------------------------------------------------
                2,760   Eureka, California, Union School District, GO (Election of 2002), 5.26% due 8/01/2032 (g)(l)           758
              --------------------------------------------------------------------------------------------------------------------
                2,990   Eureka, California, Union School District, GO (Election of 2002), 5.27% due 8/01/2035 (g)(l)           703
              --------------------------------------------------------------------------------------------------------------------
                3,620   Fremont, California, GO (Election of 2002), Series B, 5% due 8/01/2029 (d)                           3,732
              --------------------------------------------------------------------------------------------------------------------
                2,000   Glendale, California, Unified School District, GO, Series F, 5% due 9/01/2028 (g)                    2,059
              --------------------------------------------------------------------------------------------------------------------
                2,250   Grossmont, California, Unified High School District, COP, 5.75% due 9/01/2008 (e)(h)                 2,397
              --------------------------------------------------------------------------------------------------------------------
                2,750   Hawthorne, California, School District, GO, Series A, 5.50% due 11/01/2008 (d)(h)                    2,922
              --------------------------------------------------------------------------------------------------------------------
                5,080   Irvine, California, Unified School District, Special Tax Refunding Bonds (Community
                        Facilities District Number 86-1), 5.50% due 11/01/2017 (a)                                           5,299
              --------------------------------------------------------------------------------------------------------------------
                3,000   La Quinta, California, Financing Authority, Local Agency Tax Allocation and Revenue
                        Refunding Bonds, ROLS, Series II-R-412X, 6.662% due 9/01/2034 (a)(i)                                 3,217
              --------------------------------------------------------------------------------------------------------------------
                3,250   Long Beach, California, Community College District, GO (Election of 2002), Series B, 5%
                        due 5/01/2030 (d)                                                                                    3,351
              --------------------------------------------------------------------------------------------------------------------
                4,000   Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20%
                        due 11/01/2031 (a)                                                                                   4,404
              --------------------------------------------------------------------------------------------------------------------
                1,000   Los Angeles, California, Harbor Department Revenue Bonds, AMT, Series B, 5.375%
                        due 11/01/2023                                                                                       1,015
              --------------------------------------------------------------------------------------------------------------------
               14,540   Los Angeles, California, Harbor Department Revenue Bonds, AMT, Series B, 6.25%
                        due 11/01/2026 (g)                                                                                  14,823
              --------------------------------------------------------------------------------------------------------------------
                4,560   Los Angeles, California, Harbor Department Revenue Refunding Bonds, 7.60%
                        due 10/01/2018 (c)(g)                                                                                5,470
              --------------------------------------------------------------------------------------------------------------------
                4,000   Los Angeles, California, Wastewater System Revenue Refunding Bonds, Series A, 5%
                        due 6/01/2032 (g)                                                                                    4,129
              --------------------------------------------------------------------------------------------------------------------
                5,400   Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System),
                        Series A-A-1, 5.25% due 7/01/2020 (e)                                                                5,723
              --------------------------------------------------------------------------------------------------------------------
                4,000   Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System),
                        Series A-A-2, 5.375% due 7/01/2021 (g)                                                               4,252
              --------------------------------------------------------------------------------------------------------------------
                4,000   Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue
                        Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due 7/01/2035 (a)                     4,127
              --------------------------------------------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of May 31, 2006                        (in Thousands)

                 Face
               Amount   Municipal Bonds                                                                                    Value
----------------------------------------------------------------------------------------------------------------------------------
              $ 5,000   Los Angeles County, California, Sanitation Districts Financing Authority, Revenue Refunding
                        Bonds (Capital Projects - District Number 14), Sub-Series B, 5% due 10/01/2029 (d)               $   5,173
              --------------------------------------------------------------------------------------------------------------------
                2,500   Los Angeles County, California, Sanitation Districts Financing Authority, Revenue Refunding
                        Bonds (Capital Projects - District Number 14), Sub-Series B, 5% due 10/01/2030 (d)                   2,585
              --------------------------------------------------------------------------------------------------------------------
                4,275   Los Gatos, California, Unified School District, GO (Election of 2001), Series C, 5%
                        due 8/01/2030 (d)                                                                                    4,418
              --------------------------------------------------------------------------------------------------------------------
                2,000   Los Rios, California, Community College District, GO (Election of 2002), Series B, 5%
                        due 8/01/2027 (g)                                                                                    2,065
              --------------------------------------------------------------------------------------------------------------------
                2,220   Madera, California, Unified School District, GO (Election 2002), 5% due 8/01/2028 (e)                2,277
              --------------------------------------------------------------------------------------------------------------------
                2,355   Montebello, California, Unified School District, GO (Election of 1998), 4.90%
                        due 8/01/2028 (d)(l)                                                                                   793
              --------------------------------------------------------------------------------------------------------------------
                2,780   Morgan Hill, California, Unified School District, GO, 5.25% due 8/01/2019 (d)                        2,976
              --------------------------------------------------------------------------------------------------------------------
                3,565   Oakland, California, Sewer Revenue Bonds, Series A, 5% due 6/15/2028 (e)                             3,679
              --------------------------------------------------------------------------------------------------------------------
                3,000   Orange County, California, Community Facilities District, Special Tax Bonds (Number 04-1
                        Ladera Ranch), Series A, 5.15% due 8/15/2029                                                         2,992
              --------------------------------------------------------------------------------------------------------------------
                2,000   Orange County, California, Sanitation District, COP, 5.25% due 2/01/2028 (d)                         2,101
              --------------------------------------------------------------------------------------------------------------------
                1,025   Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding Bonds
                        (Project Area Number 1), 5.45% due 4/01/2018 (g)                                                     1,059
              --------------------------------------------------------------------------------------------------------------------
                1,500   Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds (Convention
                        Center Project), Series A, 5.50% due 11/01/2029 (g)                                                  1,639
              --------------------------------------------------------------------------------------------------------------------
                5,485   Peralta, California, Community College District, GO (Election of 2000), Series C, 5%
                        due 8/01/2029 (g)                                                                                    5,655
              --------------------------------------------------------------------------------------------------------------------
                1,000   Petaluma, California, Community Development Commission Tax Allocation Bonds (Petaluma
                        Community Development Project), Series A, 5.75% due 5/01/2008 (g)(h)                                 1,049
              --------------------------------------------------------------------------------------------------------------------
                1,000   Port of Oakland, California, Port Revenue Refunding Bonds, Series I, 5.60% due 11/01/2019 (g)        1,045
              --------------------------------------------------------------------------------------------------------------------
                6,355   Port of Oakland, California, RIB, AMT, Series 1192, 7.02% due 11/01/2027 (d)(i)                      7,011
              --------------------------------------------------------------------------------------------------------------------
                8,295   Port of Oakland, California, RITR, AMT, Class R, Series 5, 7.689% due 11/01/2012 (d)(i)              9,311
              --------------------------------------------------------------------------------------------------------------------
                4,295   Riverside, California, Unified School District, GO (Election of 2001), Series B, 5%
                        due 8/01/2030 (g)                                                                                    4,451
              --------------------------------------------------------------------------------------------------------------------
                1,750   Riverside County, California, Asset Leasing Corporation, Leasehold Revenue Refunding Bonds
                        (Riverside County Hospital Project), Series B, 5.70% due 6/01/2016 (g)                               1,937
              --------------------------------------------------------------------------------------------------------------------
                3,580   Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds
                        (Redevelopment Projects), 5.75% due 12/01/2009 (a)(h)                                                3,893
              --------------------------------------------------------------------------------------------------------------------
                  285   Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds
                        (Redevelopment Projects), 5.75% due 12/01/2022 (a)                                                     308
              --------------------------------------------------------------------------------------------------------------------
                8,000   Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds,
                        Series L, 5.125% due 7/01/2022 (g)                                                                   8,259
              --------------------------------------------------------------------------------------------------------------------
                3,400   Sacramento, California, Unified School District, GO (Election of 2002), 5% due 7/01/2027 (g)         3,525
              --------------------------------------------------------------------------------------------------------------------
               10,000   Sacramento County, California, Airport System Revenue Refunding Bonds, Sub-Series B, 5%
                        due 7/01/2026 (d)                                                                                   10,239
              --------------------------------------------------------------------------------------------------------------------
                1,820   Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029 (e)                     1,876
              --------------------------------------------------------------------------------------------------------------------
                3,500   Saddleback Valley, California, Unified School District, Public Financing Authority, Special
                        Tax Revenue Refunding Bonds, Series A, 5.65% due 9/01/2017 (e)                                       3,575
              --------------------------------------------------------------------------------------------------------------------
                2,000   San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds
                        (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (g)                             2,043
              --------------------------------------------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of May 31, 2006                        (in Thousands)

                 Face
               Amount   Municipal Bonds                                                                                    Value
----------------------------------------------------------------------------------------------------------------------------------
              $ 4,000   San Bernardino County, California, COP, Refunding (Medical Center Financing Project), 5.50%
                        due 8/01/2019 (g)                                                                                $   4,011
              --------------------------------------------------------------------------------------------------------------------
                3,000   San Diego, California, Certificates of Undivided Interest, Revenue Bonds, ROLS,
                        Series II-R-551X, 6.824% due 8/01/2024 (d)(i)                                                        3,215
              --------------------------------------------------------------------------------------------------------------------
               10,000   San Diego, California, Certificates of Undivided Interest, Water Utility Fund, Net System
                        Revenue Bonds, 5% due 8/01/2021 (d)                                                                 10,318
              --------------------------------------------------------------------------------------------------------------------
                4,450   San Diego, California, Public Facilities Financing Authority, Sewer Revenue Bonds, Series A,
                        5.25% due 5/15/2027 (d)                                                                              4,548
              --------------------------------------------------------------------------------------------------------------------
                6,175   San Diego, California, Public Facilities Financing Authority, Sewer Revenue Bonds, Series B,
                        5.25% due 5/15/2027 (d)                                                                              6,311
              --------------------------------------------------------------------------------------------------------------------
                4,235   San Diego, California, Unified School District, GO (Election of 1998), Series F, 5%
                        due 7/01/2029 (e)                                                                                    4,365
              --------------------------------------------------------------------------------------------------------------------
                7,350   San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5%
                        due 5/01/2030 (e)                                                                                    7,552
              --------------------------------------------------------------------------------------------------------------------
                4,000   San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5%
                        due 5/01/2031 (e)                                                                                    4,110
              --------------------------------------------------------------------------------------------------------------------
                6,270   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding
                        Bonds, Series A, 5% due 7/01/2030 (g)                                                                6,478
              --------------------------------------------------------------------------------------------------------------------
                1,250   San Francisco, California, City and County Airport Commission, International Airport,
                        Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A, 6.10%
                        due 1/01/2020 (e)                                                                                    1,314
              --------------------------------------------------------------------------------------------------------------------
                5,790   San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding
                        Bonds, Series A, 5.375% due 1/15/2029 (g)                                                            5,955
              --------------------------------------------------------------------------------------------------------------------
                1,420   San Jose-Evergreen, California, Community College District, GO, Series B, 5.50%
                        due 9/01/2021 (d)                                                                                    1,514
              --------------------------------------------------------------------------------------------------------------------
                3,740   San Juan, California, Unified School District, GO, 5.625% due 8/01/2017 (d)                          4,033
              --------------------------------------------------------------------------------------------------------------------
                3,000   San Juan, California, Unified School District, GO, 5.70% due 8/01/2019 (e)                           3,227
              --------------------------------------------------------------------------------------------------------------------
                4,345   San Juan, California, Unified School District, GO, 5.625% due 8/01/2020 (d)                          4,686
              --------------------------------------------------------------------------------------------------------------------
                3,500   San Juan, California, Unified School District, GO (Election of 2002), 5% due 8/01/2028 (g)           3,602
              --------------------------------------------------------------------------------------------------------------------
                2,240   San Mateo County, California, Joint Powers Authority, Lease Revenue Refunding Bonds (Capital
                        Projects), Series A, 5.125% due 7/15/2028 (e)                                                        2,308
              --------------------------------------------------------------------------------------------------------------------
                1,650   Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                        Facilities District Number 99), Series 1, 6.20% due 9/01/2020                                        1,766
              --------------------------------------------------------------------------------------------------------------------
                4,000   Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake Recovery
                        Redevelopment Project), 6% due 7/01/2009 (a)(h)                                                      4,312
              --------------------------------------------------------------------------------------------------------------------
                1,000   Santa Rosa, California, High School District, GO, 5.70% due 5/01/2021 (e)                            1,044
              --------------------------------------------------------------------------------------------------------------------
                1,000   Santa Rosa, California, High School District, GO (Election of 2002), 5% due 8/01/2028 (g)            1,029
              --------------------------------------------------------------------------------------------------------------------
                6,700   Sonoma County, California, Junior College District, GO (Election 2002), Refunding, Series B,
                        5% due 8/01/2028 (e)                                                                                 6,939
              --------------------------------------------------------------------------------------------------------------------
                4,865   South Tahoe, California, Joint Powers Financing Authority, Lease Revenue Refunding Bonds,
                        5.125% due 10/01/2025 (g)                                                                            5,155
              --------------------------------------------------------------------------------------------------------------------
                1,400   Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System Capital
                        Improvement Projects), Series A, 5% due 10/01/2031 (g)                                               1,447
              --------------------------------------------------------------------------------------------------------------------
                1,255   Temecula Valley, California, Unified School District, Community Facilities District, Special
                        Tax Bonds (Number 02-1), 5.125% due 9/01/2030                                                        1,258
              --------------------------------------------------------------------------------------------------------------------
                1,905   Temecula Valley, California, Unified School District, Community Facilities District, Special
                        Tax Bonds (Number 02-1), 5.125% due 9/01/2035                                                        1,899
              --------------------------------------------------------------------------------------------------------------------
                1,650   Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A, 5%
                        due 9/15/2026 (d)                                                                                    1,704
              --------------------------------------------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of May 31, 2006                        (in Thousands)

                 Face
               Amount   Municipal Bonds                                                                                    Value
----------------------------------------------------------------------------------------------------------------------------------
              $ 5,500   University of California, Hospital Revenue Refunding Bonds (UCLA Medical Center), Series B,
                        5.50% due 5/15/2021 (a)                                                                          $   5,968
              --------------------------------------------------------------------------------------------------------------------
                4,215   Vista, California, Unified School District, GO, Series A, 5.25% due 8/01/2025 (e)                    4,451
----------------------------------------------------------------------------------------------------------------------------------
Puerto          9,750   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
Rico - 4.5%             Appreciation Revenue Bonds, Series A, 4.66% due 7/01/2033 (d)(l)                                     2,654
              --------------------------------------------------------------------------------------------------------------------
                9,750   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                        Appreciation Revenue Bonds, Series A, 4.77% due 7/01/2043 (a)(l)                                     1,627
              --------------------------------------------------------------------------------------------------------------------
                6,790   Puerto Rico Commonwealth, Public Improvement, GO, 5.75% due 7/01/2010 (g)(h)                         7,310
              --------------------------------------------------------------------------------------------------------------------
                6,610   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70% due 7/01/2020 (g)                 7,076
----------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds  (Cost - $391,524) - 98.3%                                                   408,770
----------------------------------------------------------------------------------------------------------------------------------

               Shares
                 Held   Mutual Funds
----------------------------------------------------------------------------------------------------------------------------------
                   68   BlackRock California Insured Municipal 2008 Term Trust, Inc.                                         1,047
----------------------------------------------------------------------------------------------------------------------------------
                        Total Mutual Funds (Cost - $1,156) - 0.2%                                                            1,047
----------------------------------------------------------------------------------------------------------------------------------

                        Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                  999   CMA California Municipal Money Fund, 2.88% (f)(k)                                                      999
----------------------------------------------------------------------------------------------------------------------------------
                        Total Short-Term Securities (Cost - $999) - 0.2%                                                       999
----------------------------------------------------------------------------------------------------------------------------------
                        Total Investments (Cost - $393,679*) - 98.7%                                                       410,816

                        Other Assets Less Liabilities - 1.3%                                                                 5,517
                                                                                                                         ---------
                        Net Assets - 100.0%                                                                              $ 416,333
                                                                                                                         =========

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 393,679
                                                                      =========
      Gross unrealized appreciation                                   $  18,609
      Gross unrealized depreciation                                      (1,472)
                                                                      ---------
      Net unrealized appreciation                                     $  17,137
                                                                      =========

(a)   AMBAC Insured.
(b)   Connie Lee Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FSA Insured.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                        Dividend
      Affiliate                                         Net Activity     Income
      --------------------------------------------------------------------------
      CMA California Municipal Money Fund                  (6,424)       $    79
      --------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of May 31, 2006

(g)   MBIA Insured.
(h)   Prerefunded.
(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(j)   XL Capital Insured.
(k)   Represents the current yield as of 5/31/2006.
(l) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch California Insured Municipal Bond fund of Merrill Lynch California Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch California Insured Municipal Bond fund of
    Merrill Lynch California Municipal Series Trust

Date: July 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch California Insured Municipal Bond fund of
    Merrill Lynch California Municipal Series Trust

Date: July 21, 2006


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch California Insured Municipal Bond fund of
    Merrill Lynch California Municipal Series Trust

Date: July 21, 2006